IMPAIRMENT OF ASSETS (Details) R$ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$) segment	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Impairment of assets
Impairment of property, plant and equipment	R$ 199,627	R$ 199,627
Number of operating segments | segment		4
Impairment of goodwill		R$ 0	R$ 0	R$ 0
Period for projecting the cash flows for the goodwill impairment test		five years
Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Sensitivity analysis, percent of increase		0.50%	0.50%
Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Sensitivity analysis, percent of decrease		0.50%	0.50%
North America
Impairment of assets
Book value in the Brazil segment		R$ 5,757,000	R$ 6,432,000
Recoverable amount exceeding other segments		3,055,000	4,213,000
North America | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Book value in the Brazil segment		R$ 4,106,000	R$ 5,075,000
North America | Post-tax discount rates
Impairment of assets
Discount rate		10.50%	10.25%
North America | Pre-tax discount rates
Impairment of assets
Discount rate		13.28%	12.99%
North America | Perpetuity growth rate
Impairment of assets
Growth rate		3.00%	3.00%
North America | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Book value in the Brazil segment		R$ 4,541,000	R$ 5,431,000
Special Steel
Impairment of assets
Book value in the Brazil segment		4,493,000	2,832,000
Recoverable amount exceeding other segments		2,863,000	1,578,000
Special Steel | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Book value in the Brazil segment		R$ 3,495,000	R$ 2,067,000
Special Steel | Post-tax discount rates
Impairment of assets
Discount rate		11.00%	11.00%
Special Steel | Pre-tax discount rates
Impairment of assets
Discount rate		13.83%	14.04%
Special Steel | Perpetuity growth rate
Impairment of assets
Growth rate		3.00%	3.00%
Special Steel | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Book value in the Brazil segment		R$ 3,767,000	R$ 2,271,000
South America
Impairment of assets
Book value in the Brazil segment		1,435,000	749,000
Recoverable amount exceeding other segments		1,149,000	614,000
South America | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Book value in the Brazil segment		R$ 1,247,000	R$ 657,000
South America | Post-tax discount rates
Impairment of assets
Discount rate		14.75%	19.00%
South America | Pre-tax discount rates
Impairment of assets
Discount rate		22.14%	28.44%
South America | Perpetuity growth rate
Impairment of assets
Growth rate		3.00%	3.00%
South America | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Book value in the Brazil segment		R$ 1,326,000	R$ 702,000
Brazil
Impairment of assets
Book value in the Brazil segment		2,761,000	1,678,000
Recoverable amount exceeding other segments		311,000	501,000
Brazil | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Book value in the Brazil segment		R$ 1,251,000	R$ 343,000
Brazil | Post-tax discount rates
Impairment of assets
Discount rate		11.75%	11.75%
Brazil | Pre-tax discount rates
Impairment of assets
Discount rate		15.16%	15.06%
Brazil | Perpetuity growth rate
Impairment of assets
Growth rate		3.00%	3.00%
Brazil | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Book value in the Brazil segment		R$ 1,692,000	R$ 719,000